General information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
Note 1 - General
Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed on the Oslo Stock Exchange and since July 31, 2019, on the New York Stock Exchange under the ticker “BORR”. Borr Drilling Limited is an offshore shallow-water drilling contractor providing worldwide offshore drilling services to the oil and gas industry. Our primary business is the ownership, contracting and operation of modern jack-up drilling rigs for operations in shallow-water areas (i.e., in water depths of approximately 400 feet), including the provision of related equipment and work crews to conduct drilling of oil and gas wells and workover operations for exploration and production customers. As of December 31, 2021, we had a total of 23 jack-up rigs, including five rigs which were “warm stacked” and had agreed to purchase five additional premium jack-up rigs under construction. Of our total fleet of 28 jack-up rigs (including newbuilds under contract), five jack-up rigs are scheduled for delivery in 2023.
As used herein, and unless otherwise required by the context, the term “Borr Drilling” refers to Borr Drilling Limited and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Borr Drilling and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.
Going concern
We have incurred significant losses since inception and will be dependent on additional financing in order to fund our losses expected in the next 12 months, meet our existing capital expenditure commitments and our substantial debt maturities due commencing January 2023. In addition to this, the Company is continuing to experience the impact of the ongoing COVID-19 pandemic together with uncertainty around the prospects for a full economic recovery. Despite these challenges, we believe that oil and gas demand will re-balance and oil and gas will remain a significant portion of the world’s energy mix for the foreseeable future.
On December 27, 2021, we announced we had reached agreements in principle with our shipyard creditors to refinance and defer a combined $1.4 billion of debt maturities and delivery installments from 2023 to 2025. As part of these agreements, we agreed to make cash repayments on the accrued costs and capitalized payment-in-kind interest owed to the yards in 2022 and 2023, in addition to what was agreed in January 2021. These additional payments amount to $25.9 million at the completion of the amendment agreements for the deferrals and an additional $28.6 million payable later in 2022. The agreements also provide that the payment of the remaining deferred yard costs and capitalized interest originally due in 2023 would be paid out during 2023 and 2024. The agreements also provide for applying a portion of future net equity offerings (approximately 35%) to repay amounts owed to the yards, first to be applied to the accrued and capitalized costs, and secondly to repay principal. These agreements in principle with the shipyard creditors contemplates that the Company will refinance maturities of its Senior Secured Credit Facilities, Hayfin Facilities and Convertible Bonds to mature in 2025 or later and if such refinancing is not completed by June 30, 2022, the refinancing of maturities and delivery deferrals will revert to the current schedule.
In July 2021, we established an at-the-market ("ATM") program under which we may offer to sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. As at April 1, 2022, we have sold 1,521,944 shares, raising $5.2 million in gross proceeds under the ATM program. On December 28, 2021, as contemplated by the December 2021 agreements in principle with the shipyard creditors, outlined above, the Company launched a private placement which closed on in January 2022, raising gross proceeds of $30.0 million.

Our establishment of the ATM program and equity raise have stabilized our liquidity situation, however, our ability to continue as a going concern is dependent on a continuing improvement in the jack-up drilling market and securing our rigs on accretive contracts, in addition to being able to defer or refinance our debt maturities to 2025. While we have agreements in principle in place, these agreements remain subject to reaching similar agreements by June 30, 2022 with our other creditors to extend to at least 2025. As such, we have concluded that a substantial doubt exists over our ability to continue as a going concern. The financial statements included in this annual report on Form 20-F do not include any adjustments that might result from the outcome of this uncertainty.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs, there is no guarantee that any additional financing or sale measures will be concluded successfully.
Further, in April 2022, the Company received correspondence on behalf of a group of lenders under the Syndicated Senior Secured Credit Facility and New Bridge Facility asserting those lenders' opinion that the Company failed to comply with its obligation to use its best efforts to sign a binding agreement for a refinancing of the Syndicated Facility and New Bridge Facility by March 31, 2022. This notice does not represent an event of default notice under the Syndicated Senior Secured Credit Facility or the New Bridge Facility, but rather serves to reserve certain rights of those lenders. The Company is of the opinion that it has complied with its obligations and disagrees with the assertion in this letter (see note 29).